Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended
	Jul. 31, 2026	Apr. 01, 2026	Jan. 01, 2026	Mar. 31, 2026	May 06, 2026	Dec. 31, 2025	Sep. 30, 2025
Subsequent Event [Line Items]
Preferred stock, convertible, conversion price							$ 1.5528
Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock				$ 0.5
Sale of Stock, Price Per Share				$ 800
Preferred stock, convertible, conversion price				589		$ 589
Share issued price per share				$ 0.73			$ 589
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued, value				$ 0.2
Preferred stock, convertible, conversion price				$ 200		$ 200
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Sale of stock, description of transaction			These transactions will be reflected in the Company’s first quarter 2026 financial statements.
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued		648,771
Proceeds from issuance of common stock	$ 15.5
Number of shares issued, conversion		1,301,538
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares issued, value		$ 150.0
Preferred stock, convertible, conversion price	$ 1.5528				$ 1.5528
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member] | Minimum [Member]
Subsequent Event [Line Items]
Preferred stock, convertible, conversion price	$ 0.65				$ 0.65
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued, value			$ 150.0
Number of shares issued			223,962
Proceeds from issuance of common stock			$ 0.2
Sale of Stock, Price Per Share			$ 0.77